American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2019

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.3%
Focused Dynamic Growth Fund G Class(2)	54,968	1,630,913
NT Disciplined Growth Fund G Class	3,480,223	44,303,238
NT Equity Growth Fund G Class	11,441,319	153,428,085
NT Growth Fund G Class	7,256,047	131,769,815
NT Heritage Fund G Class	7,004,913	90,783,675
NT Large Company Value Fund G Class	15,356,104	177,362,997
NT Mid Cap Value Fund G Class	9,068,350	111,903,444
NT Small Company Fund G Class	5,491,384	44,205,643
Small Cap Growth Fund G Class	49,309	904,328
Small Cap Value Fund G Class	116,468	894,475
Sustainable Equity Fund G Class	1,819,949	55,763,228
		812,949,841
International Equity Funds — 20.8%
NT Emerging Markets Fund G Class	7,321,408	84,855,121
NT Global Real Estate Fund G Class	3,066,451	35,816,147
NT International Growth Fund G Class	8,717,328	96,936,684
NT International Small-Mid Cap Fund G Class	3,526,412	37,097,856
NT International Value Fund G Class	6,657,124	60,446,688
NT Non-U.S. Intrinsic Value Fund G Class	4,102,106	43,523,350
		358,675,846
Domestic Fixed Income Funds — 19.7%
Inflation-Adjusted Bond Fund G Class	3,947,047	46,377,802
NT Diversified Bond Fund G Class	21,174,751	233,557,501
NT High Income Fund G Class	6,086,069	58,487,127
		338,422,430
International Fixed Income Funds — 7.4%
Emerging Markets Debt Fund G Class	3,378,913	35,343,429
Global Bond Fund G Class	8,723,461	91,945,277
		127,288,706
Money Market Funds — 4.8%
U.S. Government Money Market Fund G Class	82,872,213	82,872,213
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,504,944,697)		1,720,209,036
OTHER ASSETS AND LIABILITIES†		666
TOTAL NET ASSETS — 100.0%		$1,720,209,702

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$1,622	—	$9	$1,631	55	—	—
NT Core Equity Plus Fund	$53,350	1,881	$43,961	(11,270)	—	—	$8,898	$1,881
NT Disciplined Growth Fund	45,500	—	1,309	112	44,303	3,480	335	—
NT Equity Growth Fund	158,649	587	6,178	370	153,428	11,441	656	587
NT Growth Fund	133,992	60	2,709	427	131,770	7,256	982	—
NT Heritage Fund	92,902	982	439	(2,661)	90,784	7,005	33	—
NT Large Company Value Fund	179,709	2,337	9,162	4,479	177,363	15,356	171	1,055
NT Mid Cap Value Fund	113,736	817	5,150	2,500	111,903	9,068	(146)	675
NT Small Company Fund	46,721	776	3,173	(118)	44,206	5,491	(319)	348
Small Cap Growth Fund	—	907	—	(3)	904	49	—	—
Small Cap Value Fund	—	907	—	(12)	895	116	—	—
Sustainable Equity Fund	—	55,611	—	152	55,763	1,820	—	—
NT Emerging Markets Fund	84,939	1,183	3,540	2,273	84,855	7,321	78	—
NT Global Real Estate Fund	35,342	—	2,529	3,003	35,816	3,066	292	—
NT International Growth Fund	97,149	—	3,549	3,337	96,937	8,717	341	—
NT International Small-Mid Cap Fund	36,525	—	492	1,065	37,098	3,526	7	—
NT International Value Fund	59,886	804	1,970	1,727	60,447	6,657	(192)	—
NT Non-U.S. Intrinsic Value Fund	43,591	—	2,706	2,638	43,523	4,102	123	—
Inflation-Adjusted Bond Fund	47,172	42	1,271	435	46,378	3,947	26	—
NT Diversified Bond Fund	238,417	11,122	19,186	3,205	233,558	21,175	389	1,779
NT High Income Fund	59,221	918	1,335	(317)	58,487	6,086	(49)	918
Emerging Markets Debt Fund	35,516	433	742	136	35,343	3,379	(1)	433
Global Bond Fund	95,080	551	4,819	1,133	91,945	8,723	169	—
U.S. Government Money Market Fund	82,979	1,021	1,128	—	82,872	82,872	—	441
	$1,740,376	$82,561	$115,348	$12,620	$1,720,209	220,708	$11,793	$8,117

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.